Related Party Transactions and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Party-in-Interest Transactions	Related Party Transactions and Party-in-Interest Transactions
The Master Trust invested in shares of short-term investments and deposits managed by Fidelity Management Trust Company (“FMTC”). FMTC is the Custodian, Trustee and Recordkeeper as defined by the Plan and, therefore, transactions related to these investments qualify as party-in-interest transactions. As of December 31, 2025 and 2024, the market values of investments in funds managed by FMTC were $106.8 million and $92.7 million, respectively.

The Master Trust invested in collective investment trusts issued by BlackRock Institutional Trust Company N.A. (“BlackRock”), Aon Collective Investment Trust (“Aon”) and State Street Global Advisors Trust Company (“State Street”), all of which are investment managers of funds offered by the Plan. As of December 31, 2025 and 2024, the market values of investments in funds managed by BlackRock were $860.9 million and $739.5 million, respectively; the market values of investments in funds managed by Aon were $148.8 million and $140.1 million, respectively; and the market values of investments in funds managed by State Street were $109.6 million and $94.7 million, respectively.

The Company Unitized Stock Fund primarily invests in Company common stock, as well as cash. Because the Company is the Plan Sponsor and, through its Administrative Committee, the Plan Administrator, transactions related to Company common stock qualify as party-in-interest transactions. As of December 31, 2025 and 2024, the market values of investments in Company common stock were $190.4 million and $215.6 million, respectively. During the year ended December 31, 2025, purchases and sales of Company common stock were $33.5 million and $52.6 million, respectively. Dividends earned on the Company’s common stock were $4.1 million for the year ended December 31, 2025.
The Company Unitized Stock Fund has a daily line of credit feature administered by FMTC. FMTC received an exemption from the Department of Labor (“DOL”) from ERISA prohibited transaction rules allowing credit line interest costs to be paid by the Company Unitized Stock Fund. No borrowed funds were outstanding as of December 31, 2025 and 2024. Interest costs paid by the Company Unitized Stock Fund were immaterial for the year ended December 31, 2025 and were included in “Administrative expenses” in the Statement of Changes in Net Assets Available for Benefits.

Notes receivable from participants are also considered exempt party-in-interest transactions.